Lease liability (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 55,117	$ 50,140
Recoverable taxes	509	690
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	8,837	7,442
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	6,140	6,137
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	4,817	4,547
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	3,476	3,367
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,904	2,708
Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	28,943	$ 25,939
Scenario Previously Report [Member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	11,086
Recoverable taxes	243
Scenario Previously Report [Member] | Vessels [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	4,534
Scenario Previously Report [Member] | Vessels [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,563
Scenario Previously Report [Member] | Vessels [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,506
Scenario Previously Report [Member] | Vessels [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	675
Scenario Previously Report [Member] | Vessels [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	351
Scenario Previously Report [Member] | Vessels [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,457
Scenario Previously Report [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	481
Recoverable taxes	44
Scenario Previously Report [Member] | Others [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	192
Scenario Previously Report [Member] | Others [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	124
Scenario Previously Report [Member] | Others [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	99
Scenario Previously Report [Member] | Others [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	54
Scenario Previously Report [Member] | Others [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	12
After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,057
After Readjustment [Member] | Vessels [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,488
Recoverable taxes	138
After Readjustment [Member] | Vessels [Member] | Not later than one year [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	333
After Readjustment [Member] | Vessels [Member] | Not later than one year [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	760
After Readjustment [Member] | Vessels [Member] | Later than one year and not later than two years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	312
After Readjustment [Member] | Vessels [Member] | Later than one year and not later than two years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	418
After Readjustment [Member] | Vessels [Member] | Later than two years and not later than three years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	282
After Readjustment [Member] | Vessels [Member] | Later than two years and not later than three years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	215
After Readjustment [Member] | Vessels [Member] | Later than three years and not later than four years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	64
After Readjustment [Member] | Vessels [Member] | Later than three years and not later than four years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	91
After Readjustment [Member] | Vessels [Member] | Later than four years and not later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	42
After Readjustment [Member] | Vessels [Member] | Later than four years and not later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2
After Readjustment [Member] | Vessels [Member] | Later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	24
After Readjustment [Member] | Vessels [Member] | Later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2
After Readjustment [Member] | Others [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	674
Recoverable taxes	62
After Readjustment [Member] | Others [Member] | Not later than one year [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	210
After Readjustment [Member] | Others [Member] | Later than one year and not later than two years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	148
After Readjustment [Member] | Others [Member] | Later than two years and not later than three years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	133
After Readjustment [Member] | Others [Member] | Later than three years and not later than four years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	73
After Readjustment [Member] | Others [Member] | Later than four years and not later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	32
After Readjustment [Member] | Others [Member] | Later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	78
After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	38,691
After Readjustment [Member] | Platforms [Member] | Not later than one year [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,623
After Readjustment [Member] | Platforms [Member] | Later than one year and not later than two years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,450
After Readjustment [Member] | Platforms [Member] | Later than two years and not later than three years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,443
After Readjustment [Member] | Platforms [Member] | Later than three years and not later than four years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,401
After Readjustment [Member] | Platforms [Member] | Later than four years and not later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,382
After Readjustment [Member] | Platforms [Member] | Later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	26,392
After Readjustment [Member] | Properties [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,640
Recoverable taxes	22
After Readjustment [Member] | Properties [Member] | Not later than one year [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	185
After Readjustment [Member] | Properties [Member] | Later than one year and not later than two years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	125
After Readjustment [Member] | Properties [Member] | Later than two years and not later than three years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	139
After Readjustment [Member] | Properties [Member] | Later than three years and not later than four years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	118
After Readjustment [Member] | Properties [Member] | Later than four years and not later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	83
After Readjustment [Member] | Properties [Member] | Later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 990